SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 20, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) in equity
Balance, beginning of year	$ 2,000,989	$ 1,600,769	$ 1,460,505
Balance, beginning of year (in shares)	239,000,000	242,000,000
Purchase of common shares under Normal Course Issuer Bid	$ (6,700)	$ (79,000)
Purchase of common shares under Normal Course Issuer Bid (in shares)	(586,953)	(5,925,084)
Balance, end of year		$ 2,000,989	$ 1,600,769	$ 1,460,505
Balance, end of year (in shares)		239,000,000	242,000,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year	$ 3,337,608	$ 3,386,946	$ 3,365,962	$ 3,133,524
Balance, beginning of year (in shares)	239,411,000	242,129,000	240,483,000	206,539,000
Purchase of common shares under Normal Course Issuer Bid		$ (82,596)
Purchase of common shares under Normal Course Issuer Bid (in shares)		(5,925,000)
Stock Option Plan		$ 9,138
Stock Option Plan (in shares)		668,000		33,350,000
Public offering				$ 230,115
Stock issue costs (net of tax $2,621)				(7,084)
Share-based compensation - settled		$ 23,389	$ 20,984	$ 9,407
Share-based compensation - settled (in shares)		2,539,000	1,646,000	594,000
Stock Option Plan - exercised		$ 731
Balance, end of year		$ 3,337,608	$ 3,386,946	$ 3,365,962
Balance, end of year (in shares)		239,411,000	242,129,000	240,483,000